RESTRUCTURING (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring
Balance at the beginning	$ 2,474,000	$ 6,697,000	$ 10,815,000
Reduction of accrual due to net cash payments	(164,000)	(3,847,000)	(14,030,000)
Additional charges and adjustments	(33,000.0)	(475,000.0)	9,135,000
Accretion expense	(2,275,000)	225,000	259,000
Effects of fluctuations in foreign currency exchange rates	(2,000)	(126,000)	518,000
Balance at the end	0	2,474,000	6,697,000
Leased Properties Losses
Restructuring
Balance at the beginning	2,275,000	2,866,000	2,958,000
Reduction of accrual due to net cash payments		(901,000)	(715,000)
Additional charges and adjustments		131,000	319,000
Accretion expense	(2,275,000)	225,000	259,000
Effects of fluctuations in foreign currency exchange rates		(46,000)	45,000
Balance at the end	0	2,275,000	2,866,000
Employee Termination Costs
Restructuring
Balance at the beginning	199,000	3,831,000	7,857,000
Reduction of accrual due to net cash payments	(164,000)	(2,946,000)	(13,315,000)
Additional charges and adjustments	(33,000)	(606,000)	8,816,000
Effects of fluctuations in foreign currency exchange rates	(2,000)	(80,000)	473,000
Balance at the end	$ 0	$ 199,000	$ 3,831,000